Basis of Preparation - Additional Information (Detail) - GBP (£) £ in Millions			12 Months Ended
		Apr. 01, 2018	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Total equity	[2]		£ (9,911)	[1]	£ (8,335)	£ (10,112)	£ (681)
Remeasurements of the net pension obligation			1,684	[1]	(2,789)	755
Tax expense on pension re-measurement			263	[1]	£ (416)	£ 240
Increase (decrease) due to corrections of prior period errors [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Net defined benefit obligation after tax			393
Increase in retirement benefit obligation,gross			476
Total equity			393
Remeasurements of the net pension obligation			476
Tax expense on pension re-measurement			£ 83
Retained (Loss) Earnings [Member] | Bottom of Range [Member] | Financial Impact [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Cumulative increase in retained earnings		£ 1,100
Retained (Loss) Earnings [Member] | Top of Range [Member] | Financial Impact [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Cumulative increase in retained earnings		£ 1,500

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consoliated financial statements.